Note D - Loans and Allowance for Loan Losses - Nonaccrual Loans and Loans Past Due 90 Days or More and Still Accruing (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans past due 90 days and still accruing	$ 334	$ 327
Nonaccrual	10,112	8,961
Residential Portfolio Segment [Member]
Loans past due 90 days and still accruing	131	132
Nonaccrual	5,906	3,445
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans past due 90 days and still accruing		28
Nonaccrual	476	1,571
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans past due 90 days and still accruing
Nonaccrual	2,454	2,506
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans past due 90 days and still accruing
Nonaccrual	444	527
Commercial and Industrial Portfolio Segment [Member]
Loans past due 90 days and still accruing
Nonaccrual	337	867
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans past due 90 days and still accruing	127	121
Nonaccrual	86	5
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans past due 90 days and still accruing
Nonaccrual	283	34
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans past due 90 days and still accruing	76	46
Nonaccrual	$ 126	$ 6